CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2013 Parent Company [Member] USD ($)	Jun. 30, 2012 Parent Company [Member] USD ($)	Jun. 30, 2011 Parent Company [Member] USD ($)	Jun. 30, 2013 Parent Company [Member] CNY	Jun. 30, 2012 Parent Company [Member] CNY
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	55,998,917		57,554,824	55,998,917
Common stock, shares outstanding (in shares)	57,554,824	55,998,917		57,554,824	55,998,917
Amount Restricted To Transfer From Subsidiary To Parent				$ 217,075,165	$ 204,375,578		1,341,242,319	1,292,655,096
Net Cash Provided by (Used in) Operating Activities, Total	30,677,385	57,179,212	(1,793,491)	0	0	0
Net Cash Provided by (Used in) Investing Activities, Total	(12,101,087)	(27,892,165)	(29,071,216)	0	0	0
Net Cash Provided by (Used in) Financing Activities, Total	$ (3,715,454)	$ (25,335,120)	$ (2,760,031)	$ 0	$ 0	$ 0